Property, Plant and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
PROPERTY, PLANT AND EQUIPMENT

December 31, 2019 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	17,454	5,714	711	12,451
Distribution	10,991	3,747	85	7,329
Communication	1,151	876	38	313
Administration and service	1,617	931	53	739
Easements	663	77	—	586
	31,876	11,345	887	21,418

December 31, 2018 (millions of dollars)	Property, Plant and Equipment	Accumulated Depreciation	Construction in Progress	Total
Transmission	16,559	5,449	766	11,876
Distribution	10,580	3,561	75	7,094
Communication	1,121	804	33	350
Administration and service	1,548	893	58	713
Easements	647	75	—	572
	30,455	10,782	932	20,605

Financing charges capitalized on property, plant and equipment under construction were $45 million in 2019 (2018 - $51 million).